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      STEPHEN E. ROTH
DIRECT LINE: (202) 383-0158
 Internet: sroth@sablaw.com



                              May 1, 1998



VIA EDGAR
---------


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re:    Registrant:  Separate Account B of Paragon Life Insurance Company
       File No:     33-58796
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Commissioners:


     Pursuant to Rule 497(j) of the Securities Act of 1933, on behalf of the Registrant, I hereby certify that the form of "Scudder Commissioned," "Dean Witter" and "MFS" prospectuses dated April 28, 1998, that would have been filed pursuant to paragraph (b) of Rule 497 do not differ from that contained in the most recent amendment to the registration statement.

     The text of the most recent amendment has been filed electronically. If you have any questions, please contact the undersigned at (202) 383-0158.

                              Sincerely,



                              Stephen E. Roth


cc: Elizabeth Rich
    Christine Harkey